Stockholders' Equity (Details) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 14, 2024	Aug. 02, 2023	Jul. 27, 2023	Mar. 14, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Sep. 07, 2023	Feb. 22, 2023	Dec. 17, 2021
Stockholders' Equity [Line Items]
Subscription rights to purchase units						6,366,129
Warrants expiration						5 years						1 year
Warrants exercise price (in Dollars per share)					$ 0.5	$ 1.25
Stockholder received subscription rights (in Dollars per share)											$ 0.5
Price per unit (in Dollars per share)					$ 100		$ 1				$ 1
Shares issued					1		500,000
Gross cash proceeds (in Dollars)				$ 3,140,000
Net proceeds received (in Dollars)					$ 2,600,000		$ 2,600,000
Additional gross proceeds (in Dollars)					$ 3,930,000
Convertible preferred stock par value (in Dollars per share)	$ 0.001
Purchase of shares					10,000		10,000
Total gross proceeds (in Dollars)					$ 90,325		$ 950,000
Aggregate purchase price (in Dollars)		$ 400,000			$ 90,325
Conversion price (in Dollars per share)					$ 0.05		$ 0.05
Capital or surplus					150.00%		150.00%
Redemption issued and outstanding					50.00%		50.00%
Per share percentage					200.00%		200.00%
Dividend rate					12.00%		12.00%
Securities purchase agreement (in Dollars per share)					$ 0.47		$ 0.47
Sold shares					940
Gross proceeds (in Dollars)					$ 94,000
Conversion price (in Dollars per share)					$ 0.05
Percentage of stock issued					75.00%
Percentage of stock outstanding					75.00%
Percentage of stated value					200.00%
Percentage of preferred shares issued					50.00%
Percentage of preferred shares outstanding					50.00%
Percentage of gross proceed					8.00%
Warrants to purchase					300,000
Shares of common stock								970,000
Additional shares of common stock								1,030,000
Additional gross proceeds (in Dollars)							$ 3,930,000
Common stock outstanding percentage							19.90%
Equity-based compensation (in Dollars)								$ 1,233,300
Warrant [Member]
Stockholders' Equity [Line Items]
Common stock						1
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock						1
Conversion price (in Dollars per share)					$ 0.45
Series A Convertible Preferred Stock [Member]
Stockholders' Equity [Line Items]
Convertible preferred stock par value (in Dollars per share)			$ 0.001
Undesignated preferred stock			10,000				10,000
Conversion price (in Dollars per share)					0.1		$ 0.1
Common stock outstanding percentage							19.90%
Series A Redeemable Preferred Stock [Member]
Stockholders' Equity [Line Items]
Price per unit (in Dollars per share)					$ 100		$ 100
Shares issued								970,000	2,000	4,000
Total gross proceeds (in Dollars)					$ 1,000,000		$ 1,000,000
Stock issued					4,000		4,000
Conversion price (in Dollars per share)					$ 0.1		$ 0.1
Redemption issued and outstanding					75.00%		75.00%
Per share percentage					150.00%		150.00%
Dividend rate					50.00%		50.00%
Common stock outstanding percentage							4.99%
Series B
Stockholders' Equity [Line Items]
Undesignated preferred stock	50,000
Conversion price (in Dollars per share)					$ 0.45
Percentage of stated value					150.00%
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock						1
Aggregate purchase price (in Dollars)
Rights Offering [Member] | Warrant [Member]
Stockholders' Equity [Line Items]
Shares issued				3,143,969
Rights Offering [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Shares issued				3,143,969
Rights Offering [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Shares issued				3,143,969